Issued Capital and Reserves (Details)						1 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Jan. 12, 2021 CNY (¥)	Jan. 12, 2021 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) shares	Apr. 27, 2023 shares	Dec. 31, 2022 shares	Nov. 22, 2022 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Issued Capital and Rreserves [Line Items]
Shares authorised							50,000,000
Issued share par value (in Dollars per share) | $ / shares										$ 0.001
Ordinary shares, issued	3,185,000
ordinary shares outstanding															29,566,723	29,566,723
Ordinary shares, outstanding							49,797,315		33,251,723		33,251,723		30,066,723
Prepayments of listing expenses															¥ 5,510,000	$ 900,000
Shares consideration	$ 6,500,000	¥ 1,274,000
Option acquired rate	51.00%
Share issued price (in Dollars per share) | $ / shares	$ 1
Equity interest (in Dollars) | $											$ 49
Investment cost							¥ 22,895,000	$ 3,185
Impairment loss (in Yuan Renminbi) | ¥							¥ 2,370,000		¥ 20,525,000
Aggregate principal amount (in Dollars) | $						$ 2,160,000
Percentage of aggregate principal						8.00%
Convertible par value per share (in Dollars per share) | $ / shares						$ 0.001
Shares issued ADSs Offering							5,000,000	5,000,000
Purchase price per share (in Dollars per share) | $ / shares								$ 0.6
Shares issued for sale of ordinary shares							1,671,346	1,671,346
After-tax profits percentage							10.00%
Statutory reserve percentage							50.00%
Statutory reserve funds (in Yuan Renminbi) | ¥							¥ 9,420,000		¥ 9,420,000
Class A Ordinary Shares [Member]
Issued Capital and Rreserves [Line Items]
Shares authorised							41,718,902
Issued share par value (in Dollars per share) | $ / shares					$ 10
Ordinary share voting							one	one
Ordinary shares, issued					5,000,000									500,000
Underwriting discounts and commissions				¥ 287,448,000	$ 44,400,000
ordinary shares outstanding															21,285,625	21,285,625
Issued capital per share (in Dollars per share) | $ / shares														$ 0.693
Class B Ordinary Shares [Member]
Issued Capital and Rreserves [Line Items]
Shares authorised							8,281,098
Issued share par value (in Dollars per share) | $ / shares																$ 0.001
Ordinary shares, outstanding															8,281,098	8,281,098
KOLO Music PTE LTD [Member]
Issued Capital and Rreserves [Line Items]
Option acquired rate	49.00%
Class A Ordinary Shares [Member]
Issued Capital and Rreserves [Line Items]
Ordinary shares, outstanding							41,516,217		24,970,625		24,970,625		21,785,625
Shares issued ADSs Offering							5,000,000	5,000,000
Purchase price per share (in Dollars per share) | $ / shares								$ 0.001
Shares issued for sale of ordinary shares							1,671,346	1,671,346
Forecast [Member]
Issued Capital and Rreserves [Line Items]
Common shares												500,000
Treasury Shares [Member]
Issued Capital and Rreserves [Line Items]
Treasury stock repurchase		49,609	49,609
Shares consideration | $			$ 199,000
Treasury Shares [Member] | Class A Ordinary Shares [Member]
Issued Capital and Rreserves [Line Items]
Ordinary shares, outstanding		49,609	49,609